Vessels, net - Disposals (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Gain on sale	$ (25,384)	$ 0
M/V CMA CGM Magdalena [Member]
Property, Plant and Equipment [Line Items]
Sale price	99,000
Carrying value on sale	(71,598)
Other sale expenses	(2,018)
Gain on sale	$ 25,384